Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Changes in Founders' Warrants, Warrants and Free Shares
The number of stock options, founders’ warrants, warrants and free shares outstanding on June 30, 2024 and their main characteristics, are detailed below:

Founders’ warrants outstanding as at June 30, 2024

	BSPCE 08-2013	BSPCE 09-2014	BSPCE 2015-1	BSPCE 2015-3	BSPCE 2016 O	BSPCE 2016 P	BSPCE 2017 O	BSCPE 2017
Date of the shareholders' meeting	28-Jun-13	18-Jun-14	18-Jun-14	18-Jun-14	25-Jun-15	25-Jun-15	23-Jun-16	23-Jun-16
Date of grant by the Executive Board	28-Aug-13	16-Sep-14	10-Feb-15	10-Jun-15	2-Feb-16	2-Feb-16	7-Jan-17	7-Jan-17
Total number of BSPCEs authorized	500,000	450,000	450,000	450,000	450,000	450,000	450,000	450,000
Total number of BSPCEs granted	50,000	97,200	71,650	53,050	126,400	129,250	117,650	80,000
Total number of shares to which the BSPCE were likely to give right on the date of their grant	50,000	97,200	71,650	53,050	126,400	129,250	117,650	80,000
the number of which that may be subscribed by corporate officers:	—	21,000	24,000	—	23,500	23,500	26,400	32,000
the number that can be subscribed by Laurent LEVY	—	21,000	24,000	—	23,500	23,500	26,400	32,000
Number of beneficiaries who are not corporate officers	1	30	13	42	43	50	42	3
Starting date for the exercise of the BSPCE	08/28/13	09/16/15	02/10/2016	06/10/2016	02/02/2017	02/02/2016	01/07/2017	01/07/2017
BSPCE expiry date	08/28/23	09/16/24	02/10/2025	06/10/2025	02/02/2026	02/02/2026	01/07/2027	01/07/2027
BSPCE exercise price	€5.92	€18.68	€18.57	€20.28	€14.46	€14.46	€15.93	€15.93
Number of shares subscribed as of June 30, 2024	—	—	—	—	333	—	—	—
Total number of BSPCEs lapsed or cancelled as of June 30, 2024	50,000	11,450	3,550	24,650	28,200	30,100	19,550	—
Total number of BSPCEs outstanding as of June 30, 2024	—	85,750	68,100	28,400	97,867	99,150	98,100	80,000
Total number of shares available for subscription as of June 30, 2024	—	85,750	68,100	28,400	97,867	99,150	98,100	80,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSPCEs (assuming that all the conditions for the exercise of the related BSPCEs are met)	—	85,750	68,100	28,400	97,867	99,150	98,100	80,000
Warrants outstanding as at June 30, 2024

	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2 (a)	BSA 2018-2	BSA 2019-1	BSA 2020	BSA 2021 (a)
Date of the shareholders’ meeting	4-May-12	18-Jun-14	18-Jun-14	18-Jun-14	23-May-18	23-May-18	11-Apr-19	30-Nov-20
Date of grant by the Executive Board	10-Apr-13	16-Sep-14	10-Feb-15	25-Jun-15	27-Jul-18	29-Mar-19	17-Mar-20	20-Apr-21
Maximum number of BSAs authorized	200,000	100,000	100,000	100,000	140,000	140,000	500,000	650,000
Total number of BSAs granted	10,000	14,000	26,000	64,000	5,820	18,000	18,000	48,103
Number of shares to which the BSA were likely to give right on the date of their grant	10,000	14,000	26,000	64,000	5,820	18,000	18,000	48,103
including the total number of shares that may subscribed by the corporate officers of the Company	—	8,000	15,000	—	—	12,700	14,024	—
Relevant officers:
Anne-Marie GRAFFIN	—	—	5,000	—	—	2,900	3,843	—
Enno SPILLNER	—	—	3,000	—	—	4,000	3,829	—
Alain HERRERA	—	4,000	5,000	—	—	2,900	3,195	—
Gary PHILLIPS	—	—	—	—	—	—	—	—
Christophe DOUAT (observer)	—	4,000	2,000	—	—	2,900	3,157	—
Number of beneficiaries who are not corporate officers	1	1	2	1	1	1	1	1
Starting date for the exercise of the BSA	04/30/2014	09/16/2014	02/10/2015	06/25/2015	07/27/18	03/29/19	03/17/20	04/20/21
BSA expiry date (6)	04/10/2023	09/16/2024	02/10/2025	06/25/2025	07/27/28	03/29/29	03/17/30	04/20/31
BSA issue price	€2.50	€4.87	€4.87	€5.00	€2.36	€1.15	€0.29	€2.95
Exercise price per BSA	€6.37	€17.67	€17.67	€19.54	€16.10	€11.66	€6.59	€13.47
Number of shares subscribed as of June 30, 2024	—	—	—	—	—	—	—	—
Total number of forfeited or cancelled BSAs as of June 30, 2024	10,000	4,000	5,000	—	—	—	—	33,672
Total number of BSAs outstanding as of June 30, 2024	—	10,000	21,000	64,000	5,820	18,000	18,000	14,431
Total number of shares available for subscription as of June 30, 2024 (considering the conditions of exercise of the BSAs)	—	—	—	—	—	—	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	—	10,000	21,000	64,000	5,820	18,000	18,000	14,431
Free shares outstanding as at June 30, 2024

	AGA 2021	AGA 2022	AGA 2023 - P1	AGA 2023 - P2
Date of the shareholders’ meeting	30-Nov-20	20-Apr-21	27-Jun-23	27-Jun-23
Date of grant by the Executive Board	20-Apr-21	22-Jun-22	27-Jun-23	27-Jun-23
Total number of AGAs authorized	850,000	850,000	1,200,000	1,200,000
Total number of AGAs granted	362,515	300,039	427,110	439,210
Total number of shares to which the AGAs were likely to give right on the date of their grant	362,515	300,039	427,110	439,210
including the number that can be subscribed by corporate officers:	270,000	245,000	298,860	293,470
the number that can be subscribed by Laurent LEVY	180,000	150,000	200,116	200,116
the number that can be subscribed by Anne-Juliette HERMANT	90,000	35,000	33,354	33,354
the number that can be subscribed by Bart VAN RHIJN	—	60,000	65,390	65,390
Number of beneficiaries who are not corporate officers	79	79	88	87
Date of acquisition (end of the acquisition period)	04/20/23	06/22/24	06/27/25	06/27/25
Number of shares subscribed as of June 30, 2024	354,510	293,523	—	—
Total number of AGAs lapsed or cancelled as of June 30, 2024	8,005	6,516	30,700	11,700
Total number of AGAs outstanding as of June 30, 2024	—	—	396,410	427,510
Total number of shares that may be subscribed	—	—	396,410	427,510
Duration of the holding period	1 year	1 year	1 year	1 year

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2024	557,367	151,251	3,524,940	823,920	5,057,478

Schedule of Changes in Share Options
Stock options outstanding as at June 30, 2024

	OSA 2016-1 P	OSA 2016-2	OSA 2017 O	OSA 2018	OSA 2019-1	OSA 2019 LLY	OSA 2020	OSA 2021-04 O
Date of the shareholders’ meeting	25-Jun-15	23-Jun-16	23-Jun-16	14-Jun-17	23-May-18	11-Apr-19	11-Apr-19	30-Nov-20
Date of grant by the Executive Board	02-Feb-16	03-Nov-16	07-Jan-17	6-Mar-18	29-Mar-19	24-Oct-19	11-Mar-20	20-Apr-21
Total number of OSAs authorized	450,000	450,000	450,000	526,800	648,000	500,000	500,000	850,000
Total number of OSAs granted	6,400	4,000	3,500	62,000	37,500	500,000	407,972	143,200
Total number of shares to which the OSAs were likely to give right on the date of their grant	6,400	4,000	3,500	62,000	37,500	500,000	407,972	143,200
including the number that may be subscribed or purchased by corporate officers:	—	—	—	—	—	500,000	180,000	—
the number that can be subscribed by Laurent LEVY	—	—	—	—	—	500,000	120,000	—
the number that can be subscribed by Anne-Juliette HERMANT	—	—	—	—	—	—	60,000	—
the number that can be subscribed by Bart VAN RHIJN	—	—	—	—	—	—	—	—
the number that can be subscribed by Louis KAYITALIRE	—	—	—	—	—	—	—	—
Number of beneficiaries who are not corporate officers	2	1	2	5	12	—	104	13
Starting date for the exercise of the OSA	02/02/2017	11/03/2017	01/08/2018	03/07/2019	03/30/2021	10/24/2019	03/11/2021	04/20/22
OSA expiry date	02/02/2026	11/03/2026	01/07/2027	03/06/2028	03/29/2029	10/24/2029	03/11/2030	04/20/31
Exercise price per OSA	€13.05	€14.26	€14.97	€12.87	€11.08	€6.41	€6.25	€13.74
Number of shares subscribed as of June 30, 2024	—	—	—	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2024	6,000	—	3,000	12,000	12,750	—	38,897	104,668
Total number of OSAs outstanding as of June 30, 2024	400	4,000	500	50,000	24,750	500,000	369,075	38,532
Maximum number of shares available for subscription as of June 30, 2024 (given the vesting conditions of the OSAs)	400	4,000	500	50,000	24,750	—	369,075	38,532
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	400	4,000	500	50,000	24,750	500,000	369,075	38,532

	OSA 2021-04 P	OSA 2021-06 P	OSA 2021-06 O	OSA 2022-06 P	OSA 2022-06 O	OSA 2023-01 O	OSA 2024-01 O
Date of the shareholders’ meeting	30-Nov-20	30-Nov-20	28-Apr-21	30-Nov-20	28-Apr-21	20-jun-2023	20-Jul-23
Date of grant by the Executive Board	20-Apr-21	21-Jun-21	21-Jun-21	22-Jun-22	22-Jun-22	20-Jul-23	23-May-24
Total number of OSAs authorized	1,000,000	1,000,000	850,000	1,000,000	850,000	1,700,000	1,700,000
Total number of OSAs granted	428,000	60,000	60,000	170,400	410,500	338,860	1,224,780
Total number of shares to which the OSAs were likely to give right on the date of their grant	428,000	60,000	60,000	170,400	410,500	338,860	1,224,780
including the number that may be subscribed or purchased by corporate officers:	240,000	60,000	60,000	—	245,000	298,860	930,000
the number that can be subscribed by Laurent LEVY	180,000	—	—	—	150,000	200,116	500,000
the number that can be subscribed by Anne-Juliette HERMANT	60,000	—	—	—	35,000	33,354	90,000
the number that can be subscribed by Bart VAN RHIJN	—	60,000	60,000	—	60,000	65,390	180,000
the number that can be subscribed by Louis KAYITALIRE	—	—	—	—	—	—	160,000
Number of beneficiaries who are not corporate officers	14	—	—	83	49	2	107
Starting date for the exercise of the OSA	04/20/22	06/21/22	06/21/22	06/22/23	06/22/23	7/20/2023	5/23/2024
OSA expiry date	04/20/31	06/21/31	06/21/31	06/22/32	06/22/32	7/20/2033	5/23/2034
Exercise price per OSA	€13.74	€12.99	€12.99	€4.16	€4.16	€5.00	€5.81
Number of shares subscribed as of June 30, 2024	—	—	—	—	—	—	—
Total number of lapsed or cancelled OSAs as of June 30, 2024	82,400	—	—	30,720	21,417	20,000	320
Total number of OSAs outstanding as of June 30, 2024	345,600	60,000	60,000	139,680	389,083	318,860	1,224,460
Maximum number of shares available for subscription as of June 30, 2024 (given the vesting conditions of the OSAs)	—	—	60,000	—	283,416	—	—
Maximum total number of shares that may be subscribed for upon exercise of all outstanding OSAs (assuming that all the conditions for the exercise of said OSAs are met)	345,600	60,000	60,000	139,680	389,083	318,860	1,224,460

	BSPCE	BSA	OSA	AGA	Total
Total number of shares underlying grants outstanding as of June 30, 2024	557,367	151,251	3,524,940	823,920	5,057,478

Schedule of Number of Founders' Warrants, Warrants and Free Shares Outstanding and Their Characteristics
As of June 30, 2024, the assumptions related to the probability that the non-market performance conditions of the BSPCE, BSA and OSA will be met have been updated:

BSPCE	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2024 (in thousands of euros)	Expense for the first half of 2023 (in thousands of euros)
BSPCE 08-2013	6.30	5.92	256%	7	0.90%	0.00%	152	—	—
BSPCE 09-2014	18.68	18.68	58%	5.5/6/6.5	0.64%	0.00%	932	—	—
BSPCE 2015-1	18.57	18.57	58% - 62% - 61%	5.5/6/6.5	0.39%	0.00%	50	—	—
BSPCE 2015-3	20.28	20.28	61% - 62% - 61%	5.5/6/6.5	0.56%	0.00%	483	—	—
BSPCE 2016 Ordinary	14.46	14.46	59% - 62% - 60%	5.5/6/6.5	0.32%	0.00%	1,080	—	2
BSPCE 2016 Performance	14.46	14.46	59%	5	0.19%	0.00%	1,212	—	18
BSPCE 2017 Ordinary	15.93	15.93	58% - 61% - 59%	5.5/6/6.5	0.23%	0.00%	1,000	—	1
BSPCE 2017	15.93	15.93	59%	5	0.11%	0.00%	627	—	—
Total BSPCE	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	25

BSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2024 (in thousands of euros)	Expense for the first half of 2023 (in thousands of euros)
BSA 2013	6.30	6.30	156%	6	0.90%	0.00%	1	—	—
BSA 2014	18.68	17.67	57%	5	0.41%	0.00%	—	—	—
BSA 2015-1	17.67	17.67	58%	5	0.26% - 0.27%	0.00%	63	—	—
BSA 2015-2 (a)	17.67	17.67	58%-58%-57%-58%	5/5.1/ 5.3/5.4	0.39%	0.00%	16	—	—
BSA 2018-2	16.10	16.10	38%	4.8	0.7% - 0.1%	0.00%	1	—	—
BSA 2019-1	11.66	11.66	37%	9.8/9.9	0.16% - 0.50%	0.00%	24	—	—
BSA 2020	13.03	6.59	38%	10	-0.13% -0.07%	0.00%	19	—	—
BSA 2021 (a)	13.47	13.47	39.10%	10	0.27%	0.00%	44	—	—
Total BSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	—	—

AGA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2024 (in thousands of euros)	Expense for the first half of 2023 (in thousands of euros)
AGA 2021	13.60	0.00	n.a.	n.a.	0.63% / 0.59%	0.00%	4,869	—	694
AGA 2022	3.68	0	n.a.	n.a.	0.95% /1.46%	0.00%	1,092	253	271
AGA 2023 - P1	4.87	0.00	n.a.	n.a.	3% / 3.2%	0.00%	2,071	472	9
AGA 2023 - P2	4.87	0	n.a.	n.a.	3% /3.2%	0.00%	2,130	507	9
Total AGA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	1,232	982

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2024	—	—	708	1,232	1,940

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2023	25	—	343	982	1,349

Schedule of Number of Shares Options Outstanding and Their Characteristics

OSA	Share price (in euros)	Exercise price (in euros)	Volatility	Maturity (in years)	Risk-free rate	Yield	Value of initial plan (in thousands of euros)	Expense for the first half of 2024 (in thousands of euros)	Expense for the first half of 2023 (in thousands of euros)
OSA 2016 P	13.05	13.05	59%	5	0.19%	0.00%	69	—	—
OSA 2016-2	14.26	14.26	58% - 62% - 59%	5.5 / 6 /6.5	0.04%	0.00%	27	—	—
OSA 2017 O	15.93	14.97	58% - 61% - 59%	5.5 / 6 /6.5	0.23%	0.00%	31	—	—
OSA 2018	12.87	12.87	35%	5.5 / 6 /6.5	—%	0.00%	252	—	—
OSA 2019-1	11.08	11.08	38.1% / 37.4%	6 /6.5	0.103% / 0.149%	0.00%	140	—	—
OSA 2019-2	6.41	6.41	37%	10	0.40%	0.00%	252	—	—
OSA 2020	6.25	6.25	38.30%	10	0.31%	0.00%	939	—	13
OSA 2021-04 O	13.60	13.74	38.9% - 37.8% - 38.3%	5.5 / 6 /6.5	0.38% / 0.33% / 0.28%	0.00%	684	(4)	25
OSA 2021-04 P	13.60	13.74	39.10%	10	0.03%	0.00%	1,816	77	86
OSA 2021-06 O	12.20	12.99	39.2% - 37.9% - 38.1%	5.5 / 6 /6.5	0.35% / 0.30% / 0.26%	0.00%	246	13	33
OSA 2021-06 P	12.20	12.99	39.10%	10	0.13%	0.00%	212	12	12
OSA 2022-06 P	3.68	4.16	0.4008	10	0.0228	0.00%	71	2	4
OSA 2022-06 O	3.68	4.16	42.06% - 41.21% - 40.65%	5.5 / 6 /6.5	1.83% / 1.87% / 1.90%	0.00%	580	57	170
OSA 2023-01 O	6.75	5.00	45.07% - 44.11% - 43.41%	5.5 / 6 /6.5	2.85% /2.83% / 2.82%	0.00%	1,255	357	—
OSA 2024-01 O	5.19	5.81	53.30% - 51.90% - 50.70%	5.4 / 5.9 / 6.4	3.00% / 3.02% / 3.02%	0.00%	3,107	194	—
Total OSA	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	n.a.	708	343

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2024	—	—	708	1,232	1,940

(in thousands of euros)	BSPCE	BSA	OSA	AGA	Total
Expense for the year ended June 30, 2023	25	—	343	982	1,349